Non-cash Transactions - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Non Cash Investing Activities [Line Items]
Issue of ordinary shares under conversion of bonds	$ 13,900,482		$ 214,022
Share capital [member]
Disclosure Of Non Cash Investing Activities [Line Items]
Issue of ordinary shares under conversion of bonds	4,242,577	$ 143,137
Capital surplus [member]
Disclosure Of Non Cash Investing Activities [Line Items]
Issue of ordinary shares under conversion of bonds	$ 9,657,905	$ 325,840	$ 214,022